Subsequent Events (Details)				6 Months Ended
	Oct. 03, 2024 USD ($) $ / shares shares	Jul. 02, 2024 USD ($)	Jul. 02, 2024 CAD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 05, 2024 USD ($)	May 20, 2024 $ / shares	May 17, 2024 $ / shares	Mar. 27, 2024 $ / shares shares	Mar. 05, 2024 $ / shares shares	Mar. 01, 2024 $ / shares	Feb. 01, 2024 $ / shares	Oct. 11, 2023 shares	Aug. 14, 2023 shares	Jul. 26, 2023 shares	May 02, 2023 shares	Jan. 26, 2023 shares
Subsequent Events [Line Items]
Shares issued | shares									77,186	9,197			21,997	14,554	3,518	15,931	10,526
Sale of offering per share (in Dollars per share) | $ / shares							$ 4.124	$ 4.124	$ 4.868	$ 6.7488	$ 8.2176	$ 16.24
Gross proceeds (in Dollars) | $				$ 9,398,086
Shares issued | shares				37,500
Purcahse price per share (in Dollars per share) | $ / shares				$ 2.5
Pre funded warrants shares | shares				28,000
Forecast [Member]
Subsequent Events [Line Items]
Amount required to pay (in Dollars) | $						$ 750,000
Sale of offering per share (in Dollars per share) | $ / shares	$ 0.0001
Gross proceeds (in Dollars) | $	$ 1,500,000
Underwritten Public Offering [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued | shares	258,940
Ordinary shares [member]
Subsequent Events [Line Items]
Purcahse price per share (in Dollars per share) | $ / shares
Ordinary shares [member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued | shares	1,241,060
Sale of offering per share (in Dollars per share) | $ / shares	$ 1
Pre-Funded Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued | shares	1,241,060
Sale of offering per share (in Dollars per share) | $ / shares	$ 0.0001
Subsequent Events [Member]
Subsequent Events [Line Items]
Paid partial payment of loan		$ 699,826	$ 959,926